UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Systematic International Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Systematic International Equity Fund
January 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Australia--5.0%
AXA Asia Pacific Holdings	7,350	21,774
BHP Billiton	400	7,532
Brambles	5,880	25,131
Coca-Cola Amatil	4,245	24,568
Cochlear	677	25,158
Computershare	5,489	24,940
Foster's Group	7,859	27,109
James Hardie Industries	6,990	17,184
Lion Nathan	6,506	33,584
Santos	3,650	32,791
Westfield Group	3,980	30,168
		269,939
Austria--.7%
Flughafen Wien	439	17,622
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	600	23,024
		40,646
Belgium--2.4%
Ackermans & Van Haaren	370	16,226
Bekaert	250	14,571
Delhaize Group	481	31,040
Mobistar	550	40,464
UCB	231	7,209
Umicore	1,050	19,642
		129,152
China--.5%
Tencent Holdings	4,400	26,921
Denmark--.3%
Novo Nordisk, Cl. B	275	14,761
Finland--1.7%
Konecranes	1,635	25,184
Nokia	1,735	21,304

Sampo, Cl. A	1,900	30,580
Tietoenator	1,540	17,490
		94,558
France--9.5%
Air Liquide	528	38,558
AXA	840	13,138
Bouygues	770	26,383
CNP Assurances	409	27,302
Eutelsat Communications	1,112	23,813
Fonciere des Regions	317	19,418
France Telecom	565	12,703
GDF SUEZ	349	13,437
Hermes International	301	30,408
Iliad	297	24,756
Maurel et Prom	1,706	16,099
Neopost	320	25,839
Nexans	340	19,618
Sanofi-Aventis	1,223	69,034
Societe Des Autoroutes Paris-Rhin-Rhone	300	17,132
Total	1,200	60,191
Ubisoft Entertainment	900 a	12,757
Vallourec	260	25,595
Wendel	340	13,278
Zodiac	760	27,578
		517,037
Germany--6.3%
Allianz	129	10,918
BASF	1,624	47,243
Daimler	680	19,155
Deutsche Boerse	510	25,794
E.ON	870	28,116
Fresenius Medical Care & Co.	917	41,106
Muenchener Rueckversicherungs	425	56,430
Norddeutsche Affinerie	629	18,991
RWE	87	6,781
Salzgitter	280	20,464
Siemens	381	21,455

Solarworld	630	13,382
ThyssenKrupp	720	14,695
United Internet	536	3,905
Volkswagen	34	10,859
		339,294
Greece--.8%
OPAP	1,400	40,870
Hong Kong--2.9%
Cheung Kong Holdings	4,000	37,095
CLP Holdings	7,000	47,452
Hang Lung Group	9,000	29,179
Hutchison Whampoa	5,000	25,503
Wheelock & Co.	10,000	17,601
		156,830
Ireland--.5%
Kerry Group, Cl. A	1,461	27,050
Italy--1.5%
Atlantia	1,400	20,525
ENI	872	18,579
Fondiaria-SAI	1,070	16,769
Lottomatica	1,270	23,481
		79,354
Japan--23.0%
Acom	800	28,012
Astellas Pharma	1,000	37,709
Bank of Kyoto	3,000	31,351
Central Japan Railway	5	35,566
Chubu Electric Power	1,400	39,779
eAccess	41	27,745
Electric Power Development	1,000	38,431
Gunma Bank	6,000	34,661
Hankyu Hashin Holdings	8,000	43,811
Hiroshima Bank	5,000	21,124
Hokuhoku Financial Group	17,000	33,577
Itochu	3,000	14,546
Iyo Bank	2,000	23,528
Japan Steel Works	2,000	21,463

JGC	1,000	14,139
Kansai Electric Power	1,500	41,104
KDDI	8	49,989
KK daVinci Holdings	45 a	1,615
Kyushu Electric Power	1,300	33,873
Mitsubishi Estate	2,000	26,142
Mitsubishi UFJ Financial Group	3,800	21,075
Mitsui OSK Lines	5,000	28,583
Mizuho Financial Group	16,000	39,333
Nippon Mining Holdings	1,000	3,633
Nippon Sheet Glass	2,000	4,877
Nippon Telegraph & Telephone	900	43,393
Nippon Yusen	7,000	32,715
Nishi-Nippon City Bank	14,000	34,181
Nisshinbo Industries	3,000	21,869
Oriental Land	500	37,925
ORIX	310	13,478
Point	190	8,469
Rakuten	66	38,705
Resona Holdings	2,000	30,724
Sapporo Hokuyo Holdings	5,000	17,745
Seven & I Holdings	1,800	47,972
Shimachu	1,500	31,858
Sony Financial Holdings	9	29,436
Sumitomo	4,000	36,145
Sumitomo Metal Industries	10,000	19,918
Suruga Bank	2,000	17,445
Tokyo Gas	2,000	9,421
Tosoh	9,000	18,799
Toyota Motor	1,310	41,781
Yamaguchi Financial Group	2,000	22,121
		1,249,766
Luxembourg--1.5%
ArcelorMittal	1,577	35,750
Oriflame Cosmetics	650	15,423
Tenaris	2,800	27,749
		78,922

Netherlands--2.6%
Corio	530	22,747
Gemalto	900 a	22,137
Koninklijke Ahold	3,700	44,584
Koninklijke DSM	915	22,025
Wolters Kluwer	1,705	30,781
		142,274
Norway--1.9%
Fred Olsen Energy	500	12,960
Norsk Hydro	3,500	12,534
Prosafe	8,500 a	32,525
SeaDrill	3,100	25,873
Tandberg	1,700	21,086
		104,978
Portugal--.5%
Portugal Telecom	3,401	27,434
Singapore--.1%
Haw Par	3,000	7,525
Spain--4.1%
ACS Actividades de Construccion y Servicios	684	27,587
Banco de Sabadell	4,374	21,954
Banco Santander	3,057	24,738
Enagas	1,600	27,861
Grifols	1,400	24,701
Red Electrica	750	30,922
Telefonica	2,063	36,795
Zardoya Otis	1,450	25,973
		220,531
Sweden--1.1%
Kungsleden	3,200	16,448
Svenska Handelsbanken, Cl. A	1,100	12,031
Swedish Match	2,200	29,782
		58,261
Switzerland--7.4%
Baloise Holding	397	24,729
Banque Cantonale Vaudoise	82	23,029
Helvetia Holding	35	7,408

Logitech International	900 a	8,745
Nestle	2,390	82,792
Novartis	2,369	98,199
Roche Holding	300	42,262
Schindler Holding	600	27,080
Synthes	255	30,844
Zurich Financial Services	300	54,315
		399,403
United Kingdom--23.6%
Admiral Group	1,740	22,669
Aggreko	4,000	22,665
Amlin	7,127	39,661
AstraZeneca	415	16,064
BG Group	4,630	63,776
BHP Billiton	3,300	56,479
BP	12,308	88,202
British American Tobacco	2,400	66,083
British Land	3,435	22,525
Cadbury	4,200	33,994
Compass Group	7,600	37,805
Drax Group	2,739	22,089
GlaxoSmithKline	6,199	109,554
Greene King	4,777	29,335
Hiscox	5,007	22,857
HSBC Holdings	7,421	58,424
Inmarsat	3,897	23,197
Intercontinental Hotels Group	3,339	25,404
Intertek Group	2,150	26,593
Man Group	5,000	14,945
Next	1,301	22,191
Northumbrian Water Group	6,000	20,434
Premier Oil	1,330 a	13,627
Royal Dutch Shell, Cl. A	1,965	49,265
Royal Dutch Shell, Cl. B	2,659	63,889
RSA Insurance Group	19,700	37,599
Segro	4,850	11,228
SOCO International	1,554 a	22,408

Standard Life	9,700	30,891
Thomas Cook Group	3,050	8,433
Unilever	1,350	29,933
United Business Media	4,218	29,570
Vedanta Resources	1,100	8,815
Venture Production	2,400	20,364
Vodafone Group	31,000	58,268
VT Group	3,350	28,886
Whitbread	2,068	24,590
		1,282,712
United States--1.0%
iShares MSCI EAFE Index Fund	1,400	54,180
Total Common Stocks
(cost $8,033,656)		5,362,398

	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.22%, 6/25/09
(cost $16,985)	17,000 [b]	16,982

Total Investments (cost $8,050,641)	99.2%	5,379,380
Cash and Receivables (Net)	.8%	41,402
Net Assets	100.0%	5,420,782

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,050,641.

Net unrealized depreciation on investments was $2,671,261 of which $61,021 related to appreciated investment securities and $2,732,282 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
Japanese Yen	1	139,225	March 2009	2,702
Swiss Franc	1	107,588	March 2009	1,934
Financial Futures Short
British Pound	2	(180,538)	March 2009	6,267
				10,903

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)		Other Financial Instruments* ($)
Level 1 - Quoted Prices		3,651,417	10,903
Level 2 - Other Significant Observable Inputs		1,727,963	0
Level 3 - Significant Unobservable Inputs		0	0
Total		5,379,380	10,903

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)